Earnings per share - Schedule of Computation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	€ 3,316	€ 3,512	[1]
Average number of shares (in millions of shares)	2,175.1	2,188.6
EPS – Basic (in euros per share)	€ 1.52	€ 1.60	[1]
Net profit from continuing operations attributable to shareholders’ equity (€ million)	€ 3,024	€ 3,125	[1]
EPS – Basic from continuing operations (in euros per share)	€ 1.39	€ 1.43	[1]
Net profit from discontinued operations attributable to shareholders’ equity (€ million)	€ 292	€ 387	[1]
EPS – Basic from discontinued operations (in euros per share)	€ 0.13	€ 0.18	[1]
EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	€ 3,316	€ 3,512	[1]
Adjusted average number of shares (in millions of shares)	2,183.2	2,199.6
EPS - diluted (in euros per share)	€ 1.52	€ 1.60	[1]
Net profit from continuing operations attributable to shareholders’ equity (€ million)	€ 3,024	€ 3,125	[1]
EPS – Diluted from continuing operations (in euros per share)	€ 1.38	€ 1.42	[1]
Net profit from discontinued operations attributable to shareholders’ equity (€ million)	€ 292	€ 387	[1]
EPS – Diluted from discontinued operations (in euros per share)	€ 0.13	€ 0.18	[1]

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.